Segmented Information (Details) - Schedule of Segment Information for Assets and Liabilities - Segmented Information [Member] - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Segmented Information (Details) - Schedule of Segment Information for Assets and Liabilities [Line Items]
Cash	$ 6,296,312	$ 29,322,504
Short-term investments	198,375	192,398
Equity investments	283,081	496,741
Plant and equipment	1,339,839	1,462,848
Mineral property interests	103,606,250	85,298,776
Other assets	6,583,684	7,304,988
Total Assets	118,307,541	124,078,255
Total Liabilities	(2,336,655)	(3,869,300)
Corporate [Member]
Segmented Information (Details) - Schedule of Segment Information for Assets and Liabilities [Line Items]
Cash	6,232,985	27,721,156
Short-term investments	198,375	192,398
Equity investments	283,081	496,741
Plant and equipment	104,450	86,901
Mineral property interests
Other assets	908,823	3,507,076
Total Assets	7,727,714	32,004,272
Total Liabilities	(1,307,795)	(1,693,443)
Exploration and Development [Member] | Silver Sand [Member]
Segmented Information (Details) - Schedule of Segment Information for Assets and Liabilities [Line Items]
Cash	58,497	1,008,477
Short-term investments
Equity investments
Plant and equipment	517,065	665,207
Mineral property interests	82,683,126	76,568,598
Other assets	3,563,256	3,168,832
Total Assets	86,821,944	81,411,114
Total Liabilities	(228,966)	(1,076,469)
Exploration and Development [Member] | Carangas [Member]
Segmented Information (Details) - Schedule of Segment Information for Assets and Liabilities [Line Items]
Cash	260	584,375
Short-term investments
Equity investments
Plant and equipment	58,212	40,275
Mineral property interests	16,269,471	5,460,946
Other assets	1,888,293	559,763
Total Assets	18,216,236	6,645,359
Total Liabilities	(795,379)	(1,092,415)
Exploration and Development [Member] | Silverstrike [Member]
Segmented Information (Details) - Schedule of Segment Information for Assets and Liabilities [Line Items]
Cash	4,570	8,496
Short-term investments
Equity investments
Plant and equipment	660,112	670,465
Mineral property interests	4,653,653	3,269,232
Other assets	223,312	69,317
Total Assets	5,541,647	4,017,510
Total Liabilities	$ (4,515)	$ (6,973)